Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2019 £’000	2018 £’000
UK	£26,436	£27,209
North America	29,248	45,717
Europe	6,779	5,246
Other	13,786	2,261
Total	£76,249	£80,433